PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 5,704	€ 13,361
Ending balance	5,280	5,704
Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	32,449	54,127
Additions	1,120	3,602
Disposals/Retirements	(533)	(24,991)
Foreign exchange differences	147	(289)
Ending balance	33,182	32,449
Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(26,744)	(40,766)
Depreciation	(1,477)	(2,048)
Disposals/Retirements	432	15,856
Foreign exchange differences	(113)	214
Ending balance	(27,902)	(26,744)
Land, buildings and leasehold improvements
MATERIAL ACCOUNTING POLICIES
Beginning balance	149	9,722
Ending balance	973	149
Land, buildings and leasehold improvements | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	220	21,303
Additions	14
Disposals/Retirements		(21,085)
Foreign exchange differences		1
Ending balance	235	220
Land, buildings and leasehold improvements | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(71)	(11,581)
Depreciation	(21)	(483)
Disposals/Retirements	831	11,995
Foreign exchange differences		(1)
Ending balance	(739)	(71)
Technical equipment and machinery
MATERIAL ACCOUNTING POLICIES
Beginning balance	3,016	2,371
Ending balance	2,013	3,016
Technical equipment and machinery | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	16,330	18,263
Additions	278	1,679
Disposals/Retirements	(184)	(3,448)
Foreign exchange differences	86	(164)
Ending balance	16,509	16,330
Technical equipment and machinery | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(13,314)	(15,892)
Depreciation	(653)	(982)
Disposals/Retirements	461	3,447
Foreign exchange differences	(68)	114
Ending balance	(14,496)	(13,314)
Office and other equipment
MATERIAL ACCOUNTING POLICIES
Beginning balance	2,027	1,268
Ending balance	1,824	2,027
Office and other equipment | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	15,386	14,561
Additions	774	1,410
Disposals/Retirements	(253)	(458)
Foreign exchange differences	61	(126)
Ending balance	15,968	15,386
Office and other equipment | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(13,359)	(13,293)
Depreciation	(803)	(583)
Disposals/Retirements	61	414
Foreign exchange differences	(44)	101
Ending balance	(14,145)	(13,359)
Assets under construction
MATERIAL ACCOUNTING POLICIES
Beginning balance	513
Ending balance	470	513
Assets under construction | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	513
Additions	53	513
Disposals/Retirements	(96)
Ending balance	€ 470	€ 513